AMENDMENT TO

INVESTMENT MANAGEMENT AGREEMENTS

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, California 92660

March 25, 2022

PIMCO-Sponsored Closed-End Funds

650 Newport Center Drive

Newport Beach, California 92660

RE:	Investment in PIMCO Private Account Portfolio Series To whom it may concern:

As of the date hereof, Pacific Investment Management Company LLC (“PIMCO”) and each of PCM Fund, Inc., PIMCO Access Income Fund, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Income Fund, PIMCO Dynamic Income Opportunities Fund, PIMCO Energy and Tactical Credit Opportunities Fund, PIMCO Flexible Credit Income Fund, PIMCO Flexible Emerging Markets Income Fund, PIMCO Flexible Municipal Income Fund, PIMCO Global StocksPLUS & Income Fund, PIMCO High Income Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III and PIMCO Strategic Income Fund, Inc. (each, a “Fund”) hereby agree to amend the investment management agreement, as amended, restated and/or supplemented (each, an “Agreement”), between PIMCO and the Fund, as set forth on Appendix A hereto, to add the following to Schedule A of each Agreement:

The Fund may invest in shares of PIMCO Funds: Private Account Portfolio Series – PIMCO Short-Term Floating NAV Portfolio III and PIMCO Funds: Private Account Portfolio Series – PIMCO Short Asset Portfolio, each a series of PIMCO Funds (the “PAPS Central Funds”). The PAPS Central Funds are offered only to the Fund and other registered investment companies (or series thereof) for which PIMCO serves as investment adviser (each, an “Investing Fund”). The PAPS Central Funds and their wholly-owned subsidiaries (if any) do not pay an investment advisory fee to PIMCO. By investing in a PAPS Central Fund, each Investing Fund agrees that 0.005% of the investment management fee that such Investing Fund is currently obligated to pay PIMCO, as indicated on this Schedule A, will be designated as compensation for the investment advisory services PIMCO provides to the applicable PAPS Central Fund and its wholly-owned subsidiary (if any) under the investment advisory contract with PIMCO.

If the foregoing correctly sets forth the Agreement between the PIMCO and the Fund, please so indicate by signing, dating and returning to PIMCO the enclosed copy hereof.

Very truly yours,

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

By:	/s/Peter Strelow
Name:	Peter Strelow
Title:	Managing Director

ACCEPTED:

EACH FUND LISTED ON APPENDIX A HERTO

(with respect to each Fund, severally and neither jointly nor jointly and severally with any other Fund)

By:	/s/Eric Johnson
Name:	Eric Johnson
Title:	President

PIMCO FUNDS, on behalf of its series PIMCO Funds:

Private Account Portfolio Series - PIMCO Short-Term Floating
NAV Portfolio III and PIMCO Funds: Private Account
Portfolio Series - PIMCO Short Asset Portfolio

By:	/s/Eric Johnson
Name:	Eric Johnson
Title:	President

Appendix A

Agreement	Applicable Fund(s)
Investment Management Agreement dated September 5, 2014

PCM Fund, Inc.

PIMCO California Municipal Income Fund

PIMCO California Municipal Income Fund II

PIMCO California Municipal Income Fund III

PIMCO Corporate & Income Strategy Fund

PIMCO Corporate & Income Opportunity Fund

PIMCO Dynamic Income Fund

PIMCO Global StocksPLUS & Income Fund

PIMCO High Income Fund

PIMCO Municipal Income Fund

PIMCO Municipal Income Fund II

PIMCO Municipal Income Fund III

PIMCO New York Municipal Income Fund

PIMCO New York Municipal Income Fund II

PIMCO New York Municipal Income Fund III

PIMCO Strategic Income Fund, Inc.

Investment Management Agreement dated September 5, 2014	PIMCO Income Strategy Fund PIMCO Income Strategy Fund II
Amended and Restated Investment Management Agreement dated March 21, 2018	PIMCO Flexible Credit Income Fund PIMCO Flexible Municipal Income Fund
Investment Management Agreement dated December 13, 2018	PIMCO Energy and Tactical Credit Opportunities Fund
Investment Management Agreement dated October 8, 2020	PIMCO Dynamic Income Opportunities Fund
Investment Management Agreement dated June 30, 2021	PIMCO Flexible Emerging Markets Income Fund
Investment Management Agreement dated December 9, 2021	PIMCO Access Income Fund